FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

20. FINANCIAL INSTRUMENTS

The principal financial assets of the Company consist of cash and cash equivalents, trade receivables and other assets. The principal financial liabilities of the Company consist of long-term bank loans, the 4.5% Note, accounts payable and accrued liabilities.

Fair Values

Derivative financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values: cash and cash equivalents and restricted cash accounts, trade and other receivables, trade and other payables and derivative financial instruments. The fair values of long-term loans and capital lease obligations are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets. The 7% Notes had a fair value of $94,289 as of December 31, 2011 which was determined based on quoted market prices of debt with similar characteristics available for companies with comparable creditworthiness.

	Carrying amount	Fair Value	Carrying amount	Fair Value
	December 31, 2012		December 31, 2011
Assets
Cash and cash equivalents	$1,043	$1,043	$5,119	$5,119
Restricted cash	$1,342	$1,342	$281	$281
Trade receivables, net	$3,586	$3,586	$12,522	$12,522
Other receivables	$4,980	$4,980	$3,398	$3,398
Liabilities
Accounts payable, trade	$13,434	$13,434	$38,927	$38,927
Current portion of long-term debt	$78,739	$17,400	$339,722	$207,281
Senior convertible notes, net	$62,552	$62,552	$53,391	$94,289
Derivative financial instruments	$767	$767	$8,808	$8,808
Capital lease obligations	$-	$-	$107,527	$69,812
Due to managing agent	$184	$184	$184	$184

Warrants

During the fourth quarter of 2009, the Company authorized the issuance to a third party of a six-year warrant to purchase 416,667 common shares for advisory services provided in connection with the recapitalization. In connection with the issuance of the 7% Notes, the Company issued to the Investment Bank of Greece warrants to purchase up to 416,667 common shares at an exercise price of $24.00 per share, with an expiration date of October 13, 2015, which resulted in $3,940 of debt issuance cost that was recorded as deferred issuance cost. These warrants were fair valued as of October 13, 2009 and were to be amortized over a period of six years. Upon conversion of the 7% Notes, the remaining unamortized amount of $1,860 was written off. The warrants were marked to market at every reporting date.

For the period from January 1, 2010 to September 29, 2010, the total fair value change on warrants was a gain of $1,855. On September 30, 2010, the Company and the warrant holders amended certain terms of the warrants and the amended warrants now qualify for equity classification. Upon the amendment, the amended warrants were remeasured at fair value, which included the cash paid to certain warrant holders. The amendment resulted in the warrant liability of $3,124 being reclassified to Additional Paid-in Capital in Shareholders Equity. An additional consulting expense of $600 was recognized in the statement of operations for the year ended December 31, 2010 to amend the warrants.

During 2010, the Company authorized the issuance to a third party of a ten-year warrant to purchase 112,500 common shares with a strike price of $3.00. The fair value of $956 of such warrants was recorded as deferred charges (refer to Note 12).

During 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 750,000 common shares for advisory services provided in connection with the Restructuring, with a strike price of $0.25 (provided however that the third party surrenders its existing 416,667 and 112,500 described above, which were fair valued as of April 9, 2012 at $494). The warrants qualify for equity classification. The new warrants were fair valued as of April 9, 2012 at $1,000. These warrants were exercised during January 2013 and a total of 620,149 common shares were issued. The fair value of the warrant for the 750,000 shares has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable at for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 150%. The risk-free interest rate used was 2.06%.

On December 31, 2012, the Company authorized the issuance to the third party of a ten-year warrant to purchase 1,250,000 common shares for advisory services provided in connection with the Restructuring, with a strike price of $0.25. The warrants qualify for equity classification. The fair value of these warrants amounted to $509. The fair value of the warrant for the 1,250,000 shares has been calculated based on the Binomial options pricing model method. The Company used this model because the warrants are exercisable at for a period of up to 10 years. The assumptions utilized in the Binomial options pricing model for the warrants included a dividend yield of 0% and an expected volatility of 176%. The risk-free interest rate used was 1.73%. On May 21, 2013, the Company and the third party mutually agreed to terminate the warrant agreement.

Interest Rate Risk

Interest rate risk arises on bank borrowings. Considering its recent financial position and subject to the restructuring of the remaining credit facilities, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the long-term loans are disclosed in Note 15, “Long-term Debt”.

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. The Company is also exposed to credit risk in the event of non-performance by counterparties to derivative instruments. As of December 31, 2012, those derivative instruments are in the counterparties’ favor. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering its vessels to established international charterers.

Cash deposits in excess of amounts covered by government – provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits in excess of government – provided insurance limits.

Interest Rate Swaps

Outstanding swap agreements involve both the risk of a counterparty not performing under the terms of the contract and the risk associated with changes in market value. The Company monitors its positions, the credit ratings of counterparties and the level of contracts it enters into with any one party. The counterparties to these contracts are major financial institutions. The Company has a policy of entering into contracts with counterparties that meet stringent qualifications.

The Company has entered into various interest rate swap agreements in order to hedge the interest expense arising from the Company’s long-term borrowings detailed in Note15. The interest rate swaps allow the Company to raise long-term borrowings at floating rates and swap them into effectively fixed rates. Under the interest rate swaps, the Company agrees with the counterparty to exchange, at specified intervals, the difference between a fixed rate and floating rate interest amount calculated by reference to the agreed notional amount.

The details of the Company’s swap agreements are as follows:

Counterparty
						Fair Value
			Contract			As of	As of
	Value	Termination	Notional	Fixed	Floating	December 31,	December 31,
Interest rate swaps	Date	Date	Amount	Rate	Rate	2012	2011
Marfin Egnatia Bank	9/2/2009	9/2/2014	$37,400	4.08%	3-month LIBOR	$767	$1,373
Bank of Scotland*	7/6/2010	10/15/2015	$63,636	4.01%	3-month LIBOR	-	6,042
Bank of Scotland*	7/6/2010	10/15/2015	$13,333	4.01%	3-month LIBOR	-	1,393
						$767	$8,808

*	These swaps were surrendered in conjunction with the foreclosure of vessel owning companies.

The total fair value change of the interest rate swaps is reflected in interest expense within the consolidated statements of operations. These amounts were a gain of $564, $1,153 and $367 for the years ended December 31, 2012, 2011 and 2010, respectively. The related asset or liability is shown under derivative financial instruments in the balance sheet.

Fair Value Hierarchy

The guidance on fair value prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The following tables present the Company’s assets and liabilities that are measured at fair value on a recurring and a non-recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value.

		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Assets
Cash and cash equivalents	$5,119	$5,119	$-	$-
Restricted cash	$281	$281	$-	$-
Vessels under construction	$7,055	$-	$7,055	$-
Assets held for sale	$21,370	$-	$21,370	$-
Vessels	$210,850	$-	$210,850	$-
Liabilities
Current portion of long-term debt	$207,281	$-	$207,281	$-
Senior convertible notes, net	$94,289	$-	$94,289	$-
Interest rate swaps	$8,808	$-	$8,808	$-
Capital lease obligations	$69,812	$-	$69,812	$-
December 31, 2012
Assets
Cash and cash equivalents	$1,043	$1,043	$-	$-
Restricted cash	$1,342	$1,342	$-	$-
Vessels	$4,775	$-	$4,775	$-
Liabilities
Current portion of long-term debt	$17,400	$-	$17,400	$-
Senior convertible notes, net	$62,552	$-	$62,552	$-
Interest rate swaps	$767	$-	$767	$-

The Company’s derivative instruments are valued using pricing models and the Company generally uses similar models to value similar instruments. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The Company’s assessment included its evaluation of the estimated fair market values for each vessel based on market transactions for which management assumes responsibility for all assumptions and judgments used, compared to the carrying value. Where possible, the Company’s valuations consider a number of factors that include a combination of last completed sales, present market candidates, buyers’ and sellers’ ideas of similar vessels and other information they may possess. Based on this, the Company makes an assessment of what the vessel is worth at a given time, assuming that the vessel is in good working order and its hull and machinery are in a condition to be expected of vessels of its age, size and type, that the vessel’s class is fully maintained and free from all conditions and the vessel is in sound seagoing condition, and that the vessel is undamaged, fully equipped, freely transferable and charter free. Such instruments are typically classified within Level 2 of the fair value hierarchy.